Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension plan costs	$ 804,000	$ 832,000	$ 5,300,000
Cost of Allstate Plan	$ 811,000	$ 998,000	$ 773,000